UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2890

Fidelity Phillips Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2014

Item 1. Reports to Stockholders

Fidelity®

Cash Reserves

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Actual	.24%	$ 1,000.00	$ 1,000.05	$ 1.20
HypotheticalA		$ 1,000.00	$ 1,023.73	$ 1.21

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 5/31/14	% of fund's investments 11/30/13	% of fund's investments 5/31/13
1 - 7	26.4	23.6	29.6
8 - 30	27.2	29.9	21.6
31 - 60	10.9	8.2	17.6
61 - 90	14.6	13.1	12.2
91 - 180	19.1	20.8	14.1
> 180	1.8	4.4	4.9
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	5/31/14	11/30/13	5/31/13
Fidelity Cash Reserves	48 Days	57 Days	52 Days
All Taxable Money Market Funds Average*	44 Days	49 Days	48 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	5/31/14	11/30/13	5/31/13
Fidelity Cash Reserves	84 Days	114 Days	76 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.
Asset Allocation (% of fund's net assets)
As of May 31, 2014	As of November 30, 2013
Certificates of Deposit 66.8%	Certificates of Deposit 48.0%
Commercial Paper 9.5%	Commercial Paper 14.6%
Variable Rate Demand Notes (VRDNs) 0.2%	Variable Rate Demand Notes (VRDNs) 0.1%
Other Notes 1.2%	Other Notes 1.6%
Treasury Debt 6.2%	Treasury Debt 10.5%
GovernmentAgency Debt 0.7%	GovernmentAgency Debt 8.7%
Other Municipal Debt 0.5%	Other Municipal Debt 0.5%
Other Instruments 1.0%	Other Instruments 2.0%
Repurchase Agreements 12.8%	Repurchase Agreements 13.4%
Net Other Assets (Liabilities) 1.1%	Net Other Assets (Liabilities) 0.6%

Current and Historical Seven-Day Yields

	5/31/14	2/28/14	11/30/13	8/31/13	5/31/13
Fidelity Cash Reserves	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending May 31, 2014, the most recent period shown in the table, would have been -0.12%.

Semiannual Report

Investments May 31, 2014

Showing Percentage of Net Assets

Certificate of Deposit - 66.8%
	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 9.5%
Branch Banking & Trust Co.
8/28/14 to 9/25/14	0.22%	$ 964,000	$ 964,000
Citibank NA
6/23/14 to 10/3/14	0.21	5,127,000	5,127,000
RBS Citizens NA
6/27/14	0.30	583,000	583,000
Wells Fargo Bank NA
9/11/14 to 3/9/15	0.20 to 0.21 (c)	4,312,000	4,312,000
			10,986,000
London Branch, Eurodollar, Foreign Banks - 3.7%
BNP Paribas SA
6/13/14	0.25	87,000	87,000
Credit Agricole SA
6/2/14 to 9/2/14	0.25 to 0.26	937,000	937,000
Mizuho Corporate Bank Ltd.
7/29/14	0.25	499,000	498,799
National Australia Bank Ltd.
6/30/14 to 10/24/14	0.20 (c)	2,793,000	2,793,000
			4,315,799
New York Branch, Yankee Dollar, Foreign Banks - 53.6%
Bank of Montreal Chicago CD Program
8/22/14 to 2/12/15	0.18 to 0.24 (c)	1,412,000	1,412,000
Bank of Nova Scotia
7/7/14 to 5/15/15	0.20 to 0.29 (c)	5,037,000	5,037,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
8/1/14 to 12/2/14	0.24 to 0.25	5,148,000	5,148,000
BNP Paribas New York Branch
6/2/14 to 9/15/14	0.25 to 0.27	4,058,000	4,058,000
Canadian Imperial Bank of Commerce
10/31/14 to 2/11/15	0.24 to 0.29 (c)	2,057,000	2,057,000
Credit Agricole CIB
6/3/14 to 9/2/14	0.24 to 0.26	4,060,000	4,060,000
Credit Industriel et Commercial
6/3/14 to 6/5/14	0.13	2,104,000	2,104,000
Credit Suisse AG
7/9/14 to 11/3/14	0.30 to 0.31 (c)	2,289,000	2,289,000
Certificate of Deposit - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Deutsche Bank
7/28/14	0.23%	$ 1,000,000	$ 1,000,000
Fortis Bank New York Branch
6/4/14	0.25	500,000	500,000
HSBC Bank U.S.A., NA
9/22/14	0.21	196,000	196,000
KBC Bank NV
6/3/14 to 6/5/14	0.16	2,374,000	2,374,000
Mitsubishi UFJ Trust & Banking Corp.
10/10/14	0.28	217,000	217,000
Mizuho Corporate Bank Ltd.
6/6/14 to 9/5/14	0.25	3,706,000	3,706,000
Natexis Banques Populaires New York Branch
6/3/14 to 8/4/14	0.13 to 0.23	5,788,000	5,788,001
National Bank of Canada
8/8/14 to 11/17/14	0.30 to 0.34 (c)	3,012,000	3,011,844
Nordea Bank Finland PLC
9/29/14	0.20	813,000	813,000
Royal Bank of Canada
6/3/14 to 4/15/15	0.20 to 0.23 (c)	925,000	925,000
Skandinaviska Enskilda Banken
8/1/14	0.24	909,000	909,000
Societe Generale
7/7/14	0.25 (c)	1,500,000	1,500,000
Sumitomo Mitsui Banking Corp.
6/10/14 to 11/17/14	0.21 to 0.31 (c)	5,779,000	5,779,000
Sumitomo Mitsui Trust Banking Ltd.
6/23/14 to 9/17/14	0.25 to 0.27	3,947,000	3,947,000
Svenska Handelsbanken, Inc.
9/22/14 to 9/25/14	0.22	1,463,000	1,463,023
Toronto-Dominion Bank
9/11/14 to 5/18/15	0.21 to 0.25 (c)	1,766,000	1,766,000
UBS AG
7/11/14 to 10/3/14	0.25 to 0.27 (c)	1,832,000	1,832,000
			61,891,868
TOTAL CERTIFICATE OF DEPOSIT (Cost $77,193,667)			77,193,667
Financial Company Commercial Paper - 8.4%
	Yield (a)	Principal Amount (000s)	Value (000s)

Barclays U.S. Funding Corp.
6/9/14 to 6/25/14	0.20 to 0.23%	$ 1,177,000	$ 1,176,901
BAT International Finance PLC
6/2/14 to 7/14/14	0.27	196,370	196,338
JPMorgan Securities LLC
9/3/14 to 11/25/14	0.22 to 0.27 (c)	1,912,000	1,911,109
Landesbank Baden-Wurttemberg
6/6/14 to 6/9/14	0.15 to 0.20	2,029,000	2,028,939
Lloyds Bank PLC
6/3/14	0.09	2,353,000	2,352,988
Skandinaviska Enskilda Banken AB
8/11/14 to 8/19/14	0.24	1,355,000	1,354,340
Svenska Handelsbanken, Inc.
9/22/14	0.22	151,000	150,896
Toyota Motor Credit Corp.
9/15/14 to 9/16/14	0.20 (c)	545,000	545,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $9,716,511)			9,716,511
Other Commercial Paper - 1.1%

Comcast Corp.
6/4/14	0.20	57,000	56,999
Dominion Resources, Inc.
6/3/14	0.25	22,000	22,000
Hewlett-Packard Co.
7/2/14 to 7/3/14	0.26 to 0.27	32,000	31,993
NBCUniversal Enterprise, Inc.
6/13/14 to 6/27/14	0.24	132,000	131,982
The Coca-Cola Co.
7/22/14 to 12/17/14	0.20	407,000	406,604
Verizon Communications, Inc.
7/14/14	0.35 (c)	577,500	577,500
TOTAL OTHER COMMERCIAL PAPER (Cost $1,227,078)			1,227,078
Treasury Debt - 6.2%
	Yield (a)	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 6.2%
U.S. Treasury Bills
8/14/14	0.11%	$ 2,475,000	$ 2,474,440
U.S. Treasury Notes
6/15/14 to 11/15/14	0.08 to 0.17	4,698,613	4,723,189
TOTAL TREASURY DEBT (Cost $7,197,629)			7,197,629
Other Note - 1.2%

Medium-Term Notes - 1.2%
Dominion Resources, Inc.
7/14/14	0.35 (b)(c)	327,000	327,000
Svenska Handelsbanken AB
11/14/14 to 11/26/14	0.28 (b)(c)	1,024,000	1,024,000
TOTAL OTHER NOTE (Cost $1,351,000)			1,351,000
Variable Rate Demand Note - 0.2%

Delaware - 0.2%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
6/6/14	0.15 (c)	181,000	181,000
Texas - 0.0%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2010 B, VRDN
6/2/14	0.23 (c)	28,400	28,400
TOTAL VARIABLE RATE DEMAND NOTE (Cost $209,400)			209,400
Government Agency Debt - 0.7%
	Yield (a)	Principal Amount (000s)	Value (000s)
Federal Agencies - 0.7%
Fannie Mae
10/21/15	0.14% (c)	$ 328,500	$ 328,453
Federal Home Loan Bank
1/9/15 to 10/7/15	0.13 to 0.20 (c)	500,000	499,948
TOTAL GOVERNMENT AGENCY DEBT (Cost $828,401)			828,401
Other Instrument - 1.0%

Time Deposits - 1.0%
Credit Agricole CIB
6/2/14	0.11	792,000	792,000
ING Bank NV
6/3/14	0.11	434,000	434,000
TOTAL OTHER INSTRUMENT (Cost $1,226,000)			1,226,000
Other Municipal Debt - 0.5%

Texas - 0.5%
Texas Gen. Oblig. TRAN Series 2013, 0.1909% to 0.1959% 8/28/14 (Cost $542,852)	540,500	542,852
Government Agency Repurchase Agreement - 2.4%
	Maturity Amount (000s)
In a joint trading account at 0.09% dated 5/30/14 due 6/2/14 (Collateralized by U.S. Government Obligations) #	$ 1,380,401	1,380,391
With:
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.1%, dated:
5/14/14 due 6/6/14 (Collateralized by U.S. Government Obligations valued at $384,560,295, 1.33% - 6.01%, 6/1/16 - 8/1/48)	377,064	377,000
5/27/14 due 6/6/14 (Collateralized by U.S. Government Obligations valued at $341,706,545, 0% - 9.2%, 11/13/14 - 9/1/48)	335,058	335,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.1%, dated:
5/30/14 due 6/6/14 (Collateralized by U.S. Government Obligations valued at $293,762,448, 1.33% - 5.26%, 3/1/24 - 9/1/43)	$ 288,049	$ 288,000
Mizuho Securities U.S.A., Inc. at 0.15%, dated 5/19/14 due 6/6/14 (Collateralized by U.S. Government Obligations valued at $366,580,210, 2.25% - 8.88%, 5/31/14 - 12/20/61)	356,179	356,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $2,736,391)		2,736,391
Treasury Repurchase Agreement - 0.2%

With Federal Reserve Bank of New York at 0.05%, dated 5/30/14 due 6/2/14 (Collateralized by U.S. Treasury Obligations valued at $297,001,238, 3.88%, 8/15/40) (Cost $297,000)	297,001	297,000
Other Repurchase Agreement - 10.2%

Other Repurchase Agreement - 10.2%
With:
BNP Paribas Securities Corp. at:
0.25%, dated 5/13/14 due 6/6/14 (Collateralized by Corporate Obligations valued at $147,823,245, 0.12% - 8.88%, 12/1/15 - 9/15/43)	141,029	141,000
0.44%, dated 5/12/14 due 6/6/14 (Collateralized by Corporate Obligations valued at $30,102,803, 1.75% - 9%, 9/15/15 - 12/19/23)	28,021	28,000
Citigroup Global Markets, Inc. at:
0.81%, dated 4/16/14 due 7/15/14 (Collateralized by Corporate Obligations valued at $182,698,327, 1.5% - 8.25%, 3/15/15 - 7/15/41)	169,342	169,000
0.98%, dated 5/20/14 due 9/2/14 (Collateralized by Corporate Obligations valued at $301,426,634, 0.29% - 7.02%, 10/15/20 - 10/18/52)	280,375	279,000
Credit Suisse Securities (U.S.A.) LLC at:
0.19%, dated:
5/27/14 due 6/3/14 (Collateralized by U.S. Government Obligations valued at $78,283,864, 0.17% - 2.9%, 12/16/40 - 9/16/53)	76,003	76,000
5/30/14 due 6/6/14 (Collateralized by U.S. Government Obligations valued at $225,570,449, 0.67% - 4.83%, 3/25/19 - 5/20/60)	219,008	219,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Credit Suisse Securities (U.S.A.) LLC at:
0.2%, dated 5/30/14 due 6/2/14 (Collateralized by Equity Securities valued at $428,774,469)	$ 397,007	$ 397,000
0.38%, dated 5/30/14 due 6/2/14 (Collateralized by Corporate Obligations valued at $75,603,909, 5.75% - 15%, 11/1/15 - 1/15/33)	70,002	70,000
0.42%, dated 5/27/14 due 6/3/14 (Collateralized by Corporate Obligations valued at $471,978,749, 0.22% - 8.8%, 5/15/26 - 1/25/47)	437,036	437,000
0.63%, dated 5/2/14 due 8/5/14 (Collateralized by Corporate Obligations valued at $220,428,789, 0.22% - 7.91%, 12/10/25 - 9/25/46)	204,339	204,000
0.64%, dated 5/9/14 due 8/7/14 (Collateralized by Corporate Obligations valued at $225,805,742, 0.23% - 7.72%, 6/15/25 - 8/28/47)	209,334	209,000
0.7%, dated:
1/10/14 due 7/9/14 (Collateralized by Corporate Obligations valued at $237,164,848, 0.22% - 0.51%, 2/15/34 - 10/25/47)	219,767	219,000
1/21/14 due 7/21/14 (Collateralized by Corporate Obligations valued at $47,369,679, 0.58% - 1.69%, 1/19/25 - 3/25/26)	45,158	45,000
4/16/14 due 10/14/14 (Collateralized by Corporate Obligations valued at $145,925,068, 0.26% - 7.94%, 1/16/26 - 9/15/40)	135,475	135,000
4/21/14 due 10/20/14 (Collateralized by Corporate Obligations valued at $96,040,590, 0.63% - 7.28%, 1/19/25 - 5/15/46)	91,322	91,000
0.71%, dated:
12/6/13 due 6/4/14 (Collateralized by Corporate Obligations valued at $231,918,069, 0.25% - 8.4%, 5/15/24 - 4/10/49)	214,760	214,000
1/6/14 due 7/3/14 (Collateralized by Corporate Obligations valued at $118,056,417, 0.4% - 6.63%, 1/15/25 - 3/15/47)	109,383	109,000
J.P. Morgan Clearing Corp. at:
0.5%, dated 4/30/14 due 8/28/14 (Collateralized by Equity Securities valued at $56,546,080)	52,130	52,000
0.59%, dated 2/14/14 due 6/13/14 (Collateralized by Corporate Obligations valued at $227,570,080, 0.25% - 5.37%, 6/1/18 - 10/15/42)	209,408	209,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
J.P. Morgan Clearing Corp. at:
0.61%, dated:
2/12/14 due 8/28/14 (Collateralized by Corporate Obligations valued at $238,479,678, 0% - 5%, 6/1/16 - 12/15/43)	$ 219,779	$ 219,000
4/23/14 due 9/22/14 (Collateralized by Corporate Obligations valued at $238,197,426, 1% - 5.88%, 10/1/18 - 10/15/42)	219,564	219,000
0.64%, dated 4/8/14 due 10/6/14 (Collateralized by Corporate Obligations valued at $253,499,644, 1% - 5.5%, 10/1/14 - 12/15/21)	233,750	233,000
J.P. Morgan Securities, Inc. at:
0.19%, dated 5/28/14 due 6/4/14 (Collateralized by U.S. Government Obligations valued at $225,572,636, 0.86% - 13.28%, 3/15/32 - 11/16/53)	219,008	219,000
0.59%, dated 2/5/14 due 8/28/14 (Collateralized by Commercial Paper valued at $51,599,511, 6/4/14 - 11/17/14)	50,171	50,000
0.61%, dated:
2/5/14 due 8/28/14 (Collateralized by Mortgage Loan Obligations valued at $454,476,524, 0% - 7%, 1/25/19 - 2/10/51)	421,487	420,000
3/5/14 due 8/28/14 (Collateralized by Mortgage Loan Obligations valued at $121,137,745, 0.33% - 1.13%, 10/25/36 - 9/25/46)	112,423	112,000
3/12/14 due 7/10/14 (Collateralized by Mortgage Loan Obligations valued at $108,145,063, 0.31%- 7.62%, 7/15/27 - 12/25/46)	100,203	100,000
5/14/14 due 8/28/14 (Collateralized by Mortgage Loan Obligations valued at $229,022,518, 0.39% - 5.94%, 6/15/20 - 8/12/48)	212,754	212,000
0.62%, dated 1/14/14 due 9/15/14 (Collateralized by Mortgage Loan Obligations valued at $565,080,707, 0%- 12.37%, 11/5/21 - 2/15/51)	524,194	522,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.23%, dated 5/29/14 due 6/5/14 (Collateralized by U.S. Government Obligations valued at $572,662,630, 0.54% - 7.53%, 9/25/22 - 4/20/62)	558,025	558,000
0.5%, dated 5/30/14 due 6/2/14 (Collateralized by Mortgage Loan Obligations valued at $602,414,880, 0% - 8.5%, 10/9/15 - 2/16/65)	576,024	576,000
0.78%, dated:
5/5/14 due 8/4/14 (Collateralized by Corporate Obligations valued at $150,959,987, 0.5% - 4.5%, 6/15/14 - 5/15/41)	140,276	140,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at:
0.78%, dated:
5/8/14 due 8/6/14 (Collateralized by Equity Securities valued at $271,226,873)	$ 251,489	$ 251,000
5/16/14 due 8/14/14 (Collateralized by Equity Securities valued at $440,802,307)	408,796	408,000
0.85%, dated 4/28/14 due 7/1/14 (Collateralized by Corporate Obligations valued at $393,444,870, 0% - 13%, 11/1/14 - 7/2/56)	364,550	364,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.22%, dated 5/27/14 due 6/3/14 (Collateralized by Corporate Obligations valued at $81,903,003, 0.61% - 10.38%, 6/24/14 - 6/1/44)	78,003	78,000
0.26%, dated:
5/2/14 due 6/2/14 (Collateralized by Equity Securities valued at $33,487,527)	31,007	31,000
5/6/14 due 6/6/14 (Collateralized by Equity Securities valued at $93,978,342)	87,019	87,000
5/12/14 due 6/6/14 (Collateralized by Equity Securities valued at $30,244,607)	28,006	28,000
5/19/14 due 6/6/14 (Collateralized by Equity Securities valued at $78,848,014)	73,016	73,000
0.29%, dated 5/14/14 due 6/6/14 (Collateralized by Municipal Bond Obligations valued at $129,169,768, 0.61% - 7.43%, 6/24/14 - 11/1/42)	123,030	123,000
Mizuho Securities U.S.A., Inc. at:
0.21%, dated 5/30/14 due 6/2/14 (Collateralized by U.S. Government Obligations valued at $667,748,396, 0% - 11%, 2/6/15 - 8/1/66)	648,011	648,000
0.3%, dated:
5/19/14 due 6/2/14 (Collateralized by Equity Securities valued at $87,780,333)	82,010	82,000
5/27/14 due 6/6/14 (Collateralized by Equity Securities valued at $132,846,648)	123,014	123,000
0.52%, dated 5/6/14 due 6/5/14 (Collateralized by U.S. Government Obligations valued at $42,222,305, 0.52% - 8.88%, 3/13/15 - 5/1/44)	41,018	41,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Mizuho Securities U.S.A., Inc. at:
0.91%, dated:
4/21/14 due 7/21/14 (Collateralized by Corporate Obligations valued at $87,812,388, 0.25% - 10.5%, 9/30/14 - 4/25/46)	$ 83,191	$ 83,000
4/24/14 due 7/23/14 (Collateralized by Corporate Obligations valued at $87,857,398, 0.28% - 10%, 1/15/15 - 11/25/47)	82,187	82,000
5/2/14 due 8/4/14 (Collateralized by Corporate Obligations valued at $132,674,823, 0% - 9.88%, 2/5/15 - 4/15/49)	123,292	123,000
5/9/14 due 8/7/14 (Collateralized by Corporate Obligations valued at $86,920,069, 0% - 12.38%, 10/15/15 - 10/25/46)	82,187	82,000
0.92%, dated 3/4/14 due 6/2/14 (Collateralized by Corporate Obligations valued at $134,731,522, 0% - 5.94%, 10/25/37 - 2/15/51)	124,285	124,000
1.03%, dated 5/9/14 due 9/5/14 (Collateralized by Mortgage Loan Obligations valued at $86,982,190, 0.24% - 12.38%, 9/30/14 - 9/25/47)	82,279	82,000
RBC Capital Markets Co. at:
0.24%, dated 5/27/14 due 6/6/14 (Collateralized by U.S. Government Obligations valued at $134,873,978, 0% - 11.99%, 7/25/22 - 1/1/44)	131,012	131,000
0.29%, dated 3/24/14 due 6/6/14 (Collateralized by U.S. Government Obligations valued at $157,565,187, 0% - 1,181.26%, 2/25/17 - 1/20/44)	153,112	153,000
0.38%, dated:
5/20/14 due 6/3/14 (Collateralized by Corporate Obligations valued at $117,736,155, 3.25% - 14%, 12/1/15 - 1/15/43)	109,016	109,000
5/23/14 due 6/6/14 (Collateralized by Corporate Obligations valued at $141,494,934, 3.18% - 12.5%, 12/15/15 - 1/15/43)	131,019	131,000
0.4%, dated 5/20/14 due 6/3/14 (Collateralized by Mortgage Loan Obligations valued at $47,165,008, 0.32% - 9.1%, 7/25/17 - 12/12/49)	44,007	44,000
RBS Securities, Inc. at 0.6%, dated 5/27/14 due 6/3/14 (Collateralized by U.S. Government Obligations valued at $232,872,298, 0.55% - 14%, 4/18/28 - 2/20/64)	225,026	225,000
SG Americas Securities, LLC at:
0.25%, dated 5/28/14 due 6/4/14 (Collateralized by Corporate Obligations valued at $148,055,142, 0.5% - 9.7%, 7/15/14 - 5/15/77)	141,007	141,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
SG Americas Securities, LLC at:
0.26%, dated:
5/27/14 due 6/3/14 (Collateralized by Equity Securities valued at $301,333,058)	$ 279,014	$ 279,000
5/29/14 due 6/5/14 (Collateralized by Equity Securities valued at $240,846,963)	223,011	223,000
0.34%, dated 5/28/14 due 6/4/14 (Collateralized by Corporate Obligations valued at $240,066,573, 0.7% - 14.75%, 6/1/14 - 10/1/77)	224,015	224,000
UBS Securities LLC at 0.43%, dated:
4/8/14 due 6/6/14 (Collateralized by Corporate Obligations valued at $238,008,922, 0% - 10.38%, 9/15/14 - 2/12/67)	222,241	222,000
4/15/14 due 6/6/14 (Collateralized by Corporate Obligations valued at $151,374,263, 0% - 11.75%, 10/1/14 - 4/1/42)	141,152	141,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $11,819,000)		11,819,000
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $114,344,929)		114,344,929
NET OTHER ASSETS (LIABILITIES) - 1.1%		1,257,427
NET ASSETS - 100%		$ 115,602,356
Security Type Abbreviations
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,351,000,000 or 1.2% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,380,391,000 due 6/02/14 at 0.09%
BNY Mellon Capital Markets LLC	$ 282,440
Bank of America NA	786,650
Mizuho Securities U.S.A., Inc.	149,439
Societe Generale	161,862
$ 1,380,391
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2014

Assets
Investment in securities, at value (including repurchase agreements of $14,852,391) - See accompanying schedule: Unaffiliated issuers (cost $114,344,929)		$ 114,344,929
Cash		406
Receivable for investments sold		1,637,149
Receivable for fund shares sold		1,296,355
Interest receivable		74,079
Prepaid expenses		41
Receivable from investment adviser for expense reductions		112
Other receivables		1,938
Total assets		117,355,009

Liabilities
Payable for investments purchased	$ 288,000
Payable for fund shares redeemed	1,439,116
Distributions payable	30
Accrued management fee	16,127
Other affiliated payables	6,757
Other payables and accrued expenses	2,623
Total liabilities		1,752,653

Net Assets		$ 115,602,356
Net Assets consist of:
Paid in capital		$ 115,596,449
Undistributed net investment income		14
Accumulated undistributed net realized gain (loss) on investments		5,893
Net Assets, for 115,565,658 shares outstanding		$ 115,602,356
Net Asset Value, offering price and redemption price per share ($115,602,356 ÷ 115,565,658 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2014

Investment Income
Interest		$ 144,478

Expenses
Management fee	$ 97,560
Transfer agent fees	112,695
Accounting fees and expenses	1,593
Custodian fees and expenses	781
Independent trustees' compensation	229
Registration fees	835
Audit	92
Legal	172
Miscellaneous	377
Total expenses before reductions	214,334
Expense reductions	(75,716)	138,618
Net investment income (loss)		5,860
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,740
Net increase in net assets resulting from operations		$ 9,600

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2014	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,860	$ 11,816
Net realized gain (loss)	3,740	1,905
Net increase in net assets resulting from operations	9,600	13,721
Distributions to shareholders from net investment income	(5,846)	(11,793)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	147,123,641	282,482,065
Reinvestment of distributions	5,695	11,512
Cost of shares redeemed	(150,812,664)	(279,684,513)
Net increase (decrease) in net assets and shares resulting from share transactions	(3,683,328)	2,809,064
Total increase (decrease) in net assets	(3,679,574)	2,810,992

Net Assets
Beginning of period	119,281,930	116,470,938
End of period (including undistributed net investment income of $14 and undistributed net investment income of $0, respectively)	$ 115,602,356	$ 119,281,930

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31,	Years ended November 30,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	- E	.001	.008
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	- E	- E	.001	.008
Distributions from net investment income	- E	- E	- E	- E	(.001)	(.008)
Distributions from net realized gain	-	-	-	- E	-	-
Total distributions	- E	- E	- E	- E	(.001)	(.008)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	-%	.01%	.02%	.02%	.06%	.77%
Ratios to Average Net Assets D
Expenses before reductions	.37% A	.37%	.38%	.37%	.37%	.41%
Expenses net of fee waivers, if any	.24% A	.28%	.36%	.34%	.37%	.41%
Expenses net of all reductions	.24% A	.28%	.36%	.34%	.37%	.41%
Net investment income (loss)	.01% A	.01%	.02%	.01%	.06%	.77%
Supplemental Data
Net assets, end of period (in millions)	$ 115,602	$ 119,282	$ 116,471	$ 119,541	$ 118,986	$ 132,568

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Cash Reserves (the Fund) is a fund of Fidelity Phillips Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Semiannual Report

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Fund incurred an excise tax liability on undistributed net investment income and undistributed short-term capital gain which is included in Miscellaneous expense on the Statement of Operations. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 114,344,929

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement, if any, is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. At period end, there were no reverse repurchase agreements outstanding.

Semiannual Report

2. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The annualized group fee rate averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $32,201 or an annualized rate of .06% of the Fund's average net assets. For the reporting period, the Fund's total annualized management fee rate was .17% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $75,694.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $11.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $11.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Phillips Street Trust and the Shareholders of Fidelity Cash Reserves:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Cash Reserves (a fund of Fidelity Phillips Street Trust) at May 31, 2014, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Cash Reserves' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 11, 2014

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CAS-USAN-0714
1.786809.111

Fidelity®

U.S. Government Reserves

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Actual	.11%	$ 1,000.00	$ 1,000.10	$ .55
HypotheticalA		$ 1,000.00	$ 1,024.38	$ .56

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 5/31/14	% of fund's investments 11/30/13	% of fund's investments 5/31/13
1 - 7	43.3	44.1	55.8
8 - 30	20.5	16.7	15.6
31 - 60	5.4	6.0	4.5
61 - 90	16.4	11.9	0.6
91 - 180	7.4	12.3	9.5
> 180	7.0	9.0	14.0
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	5/31/14	11/30/13	5/31/13
Fidelity U.S. Government Reserves	47 Days	55 Days	55 Days
Government Retail Money Market Funds Average*	48 Days	52 Days	51 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	5/31/14	11/30/13	5/31/13
Fidelity U.S. Government Reserves	107 Days	106 Days	96 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Semiannual Report

Investment Changes/Performance (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of May 31, 2014	As of November 30, 2013
Treasury Debt 2.7%	Treasury Debt 10.5%
Government Agency Debt 55.2%	Government Agency Debt 44.4%
Repurchase Agreements 41.3%	Repurchase Agreements 44.6%
Net Other Assets (Liabilities) 0.8%	Net Other Assets (Liabilities) 0.5%

Current and Historical Seven-Day Yields
	5/31/14	2/28/14	11/30/13	8/31/13	5/31/13
Fidelity U.S. Government Reserves	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending May 31, 2014, the most recent period shown in the table, would have been -0.21%.

Semiannual Report

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 2.7%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 2.7%
U.S. Treasury Bills
8/14/14	0.11%	$ 21,560	$ 21,555
U.S. Treasury Notes
6/15/14 to 2/28/15	0.08 to 0.16	40,000	40,363
TOTAL TREASURY DEBT (Cost $61,918)			61,918
Government Agency Debt - 55.2%

Federal Agencies - 55.2%
Fannie Mae
8/28/14 to 10/21/15	0.12 to 0.20 (b)	97,000	97,011
Federal Farm Credit Bank
8/12/14 to 1/13/15	0.12 to 0.14 (b)	25,000	24,998
Federal Home Loan Bank
6/2/14 to 12/11/15	0.08 to 0.24 (b)	1,022,920	1,023,130
Freddie Mac
6/9/14 to 7/17/15	0.10 to 0.20 (b)	122,488	122,506
TOTAL GOVERNMENT AGENCY DEBT (Cost $1,267,645)			1,267,645
Government Agency Repurchase Agreement - 41.3%
	Maturity Amount (000s)
In a joint trading account at 0.09% dated 5/30/14 due 6/2/14 (Collateralized by U.S. Government Obligations) #	$ 241,192	241,190
With:
BNP Paribas Securities Corp. at 0.07%, dated 5/23/14 due 6/6/14 (Collateralized by U.S. Government Obligations valued at $51,121,354, 1.92% - 5.73%, 7/1/22 - 3/1/44)	50,121	50,118
Citibank NA at 0.06%, dated 5/27/14 due 6/3/14 (Collateralized by U.S. Government Obligations valued at $82,892,422, 2.21% - 6.5%, 9/1/18 - 5/1/44)	81,204	81,203
ING Financial Markets LLC at:
0.08%, dated:
4/4/14 due 6/6/14 (Collateralized by U.S. Government Obligations valued at $31,114,457, 5%, 3/1/40)	30,503	30,499
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
ING Financial Markets LLC at 0.08%, dated:
4/21/14 due 6/6/14 (Collateralized by U.S. Government Obligations valued at $15,650,488, 3.5%, 10/1/42)	$ 15,342	$ 15,340
5/28/14 due 6/6/14 (Collateralized by U.S. Government Obligations valued at $83,100,653, 3.5% - 4%, 8/1/26 - 8/1/42)	81,480	81,469
0.09%, dated 4/14/14 due 6/6/14 (Collateralized by U.S. Government Obligations valued at $23,481,450, 3.5% - 5%, 3/1/40 - 10/1/42)	23,020	23,017
Merrill Lynch, Pierce, Fenner & Smith at 0.08%, dated 5/15/14 due 6/6/14 (Collateralized by U.S. Government Obligations valued at $102,202,989, 4.5%, 2/20/44)	100,208	100,195
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.1%, dated:
5/14/14 due 6/6/14 (Collateralized by U.S. Government Obligations valued at $7,140,377, 2.1% - 5%, 4/1/28 - 10/1/42)	7,001	7,000
5/27/14 due 6/6/14 (Collateralized by U.S. Government Obligations valued at $7,140,119, 3.5% - 5%, 5/1/26 - 3/1/40)	7,001	7,000
5/30/14 due 6/6/14 (Collateralized by U.S. Government Obligations valued at $6,122,627, 2.52% - 5%, 11/1/26 - 1/1/44)	6,001	6,000
Mizuho Securities U.S.A., Inc. at 0.15%, dated 5/19/14 due 6/6/14 (Collateralized by U.S. Government Obligations valued at $7,229,850, 2% - 4%, 1/15/38 - 3/25/38)	7,004	7,000
RBC Capital Markets Corp. at:
0.08%, dated:
5/1/14 due 6/6/14 (Collateralized by U.S. Government Obligations valued at $51,435,117, 2.33% - 4%, 9/1/22 - 2/1/44)	50,430	50,423
5/5/14 due 6/6/14 (Collateralized by U.S. Government Obligations valued at $51,684,871, 2.17% - 9%, 12/15/19 - 5/1/44)	50,652	50,645
5/19/14 due 6/6/14 (Collateralized by U.S. Government Obligations valued at $61,335,951, 2.43% - 4%, 8/1/26 - 5/20/44)	59,654	59,646
0.1%, dated 5/21/14 due 6/6/14 (Collateralized by U.S. Government Obligations valued at $25,460,049, 3% - 4%, 8/1/26 - 4/1/43)	24,968	24,960
Wells Fargo Securities, LLC at:
0.1%, dated 5/8/14 due:
8/7/14 (Collateralized by U.S. Government Obligations valued at $33,862,663, 0.67% - 6.25%, 1/1/19 - 5/1/44)	33,008	33,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Wells Fargo Securities, LLC at:
0.1% dated 5/8/14 due 8/8/14 (Collateralized by U.S. Government Obligations valued at $37,825,603, 2.25% - 6.5%, 8/1/18 - 5/15/44)	$ 37,009	$ 37,000
0.11%, dated 5/13/14 due 8/13/14 (Collateralized by U.S. Government Obligations valued at $44,191,631, 0.63% - 5%, 6/15/15 - 5/1/44)	43,327	43,315
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $949,020)		949,020
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $2,278,583)		2,278,583
NET OTHER ASSETS (LIABILITIES) - 0.8%		18,581
NET ASSETS - 100%		$ 2,297,164
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$241,190,000 due 6/02/14 at 0.09%
BNY Mellon Capital Markets LLC	$ 49,350
Bank of America NA	137,447
Mizuho Securities U.S.A., Inc.	26,111
Societe Generale	28,282
$ 241,190
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $949,020) - See accompanying schedule: Unaffiliated issuers (cost $2,278,583)		$ 2,278,583
Receivable for investments sold		19,000
Receivable for fund shares sold		1,242
Interest receivable		1,025
Prepaid expenses		1
Receivable from investment adviser for expense reductions		1
Total assets		2,299,852

Liabilities
Payable for fund shares redeemed	$ 2,477
Accrued management fee	170
Other affiliated payables	17
Other payables and accrued expenses	24
Total liabilities		2,688

Net Assets		$ 2,297,164
Net Assets consist of:
Paid in capital		$ 2,297,130
Distributions in excess of net investment income		(1)
Accumulated undistributed net realized gain (loss) on investments		35
Net Assets, for 2,296,694 shares outstanding		$ 2,297,164
Net Asset Value, offering price and redemption price per share ($2,297,164 ÷ 2,296,694 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)

Investment Income
Interest		$ 1,359

Expenses
Management fee	$ 1,913
Transfer agent fees	1,649
Accounting fees and expenses	111
Custodian fees and expenses	8
Independent trustees' compensation	5
Registration fees	39
Audit	20
Legal	3
Miscellaneous	6
Total expenses before reductions	3,754
Expense reductions	(2,512)	1,242
Net investment income (loss)		117
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		10
Net increase in net assets resulting from operations		$ 127

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 117	$ 245
Net realized gain (loss)	10	8
Net increase in net assets resulting from operations	127	253
Distributions to shareholders from net investment income	(118)	(245)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	367,048	980,464
Reinvestment of distributions	116	242
Cost of shares redeemed	(449,838)	(1,079,710)
Net increase (decrease) in net assets and shares resulting from share transactions	(82,674)	(99,004)
Total increase (decrease) in net assets	(82,665)	(98,996)

Net Assets
Beginning of period	2,379,829	2,478,825
End of period (including distributions in excess of net investment income of $1 and undistributed net investment income of $0, respectively)	$ 2,297,164	$ 2,379,829

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	- E	- E	.005
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	- E	- E	- E	.005
Distributions from net investment income	- E	- E	- E	- E	- E	(.005)
Distributions from net realized gain	-	-	- E	- E	- E	-
Total distributions	- E	- E	- E	- E	- E	(.005)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.01%	.02%	.01%	.49%
Ratios to Average Net Assets D
Expenses before reductions	.32% A	.32%	.32%	.33%	.32%	.34%
Expenses net of fee waivers, if any	.11% A	.14%	.18%	.19%	.28%	.34%
Expenses net of all reductions	.11% A	.14%	.18%	.19%	.28%	.34%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.01%	.50%
Supplemental Data
Net assets, end of period (in millions)	$ 2,297	$ 2,380	$ 2,479	$ 2,649	$ 2,849	$ 4,012

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® U.S. Government Reserves (the Fund) is a fund of Fidelity Phillips Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Semiannual Report

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Fund incurred an excise tax liability on undistributed net investment income and undistributed short-term capital gain which is included in Miscellaneous expense on the Statement of Operations. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 2,278,583

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement, if any, is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. At period end, there were no reverse repurchase agreements outstanding.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The annualized group fee rate averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser,

Semiannual Report

3. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $611 or an annualized rate of .05% of the Fund's average net assets. For the reporting period, the Fund's total annualized management fee rate was .16% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

4. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $2,510.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $2.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FUS-USAN-0714
1.786820.111

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Phillips Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Phillips Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 24, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 24, 2014